LOANS AND ACCOUNTS RECEIVABLE FROM CUSTOMERS and INTERBANK LOANS (under IAS 39) (Details 10) - CLP ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets [line items]
Total	$ 509,305	$ 529,345
Consumer Loans [Member]
Disclosure of financial assets [line items]
Total	508,998	526,293
Interbank Loans [Member]
Disclosure of financial assets [line items]
Total	$ 307	$ 3,052